Derivative financial instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
14. Derivative financial instruments
Maximum period hedge exposure to variability in future cash flows	10 years	10 years
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	In order to hedge these risks, the Group uses the following hedging instruments: Interest rate derivatives to swap interest rate exposures into either fixed or variable rates. Currency derivatives to swap foreign currency net investment exposure to local currency. Inflation derivatives to swap inflation exposure into either fixed or variable interest rates. In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges. In some hedging relationships, the Group designates risk components of hedged items as follows: Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component. Inflation risk as a contractually specified component of a debt instrument. Spot exchange rate risk for foreign currency financial assets or financial liabilities. Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument. Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk. In respect of many of the Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship. Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments. The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures. Sources of ineffectiveness include the following: Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences. Changes in credit risk of the hedging instruments. If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument. Cash flow hedges using external swaps with non-zero fair values. The effects of the forthcoming reforms to IBOR because these might take effect at a different time and have a different impact on hedged items and hedging instruments.
Description of changes in methods used to measure risk	Interest Rate Benchmark Reform Following the financial crisis, the reform and replacement of benchmark interest rates such as IBOR has become a priority for global regulators. Since the changes are market driven, there is currently some uncertainty around the timing and precise nature of these changes. The Group’s risk exposure is directly affected by interest rate benchmark reform, across both its cash flow hedge accounting activities; where IBOR-linked derivatives are designated as a cash flow hedge of IBOR-linked cash flows, and its fair value hedge accounting activities; where IBOR-linked derivatives are designated as a fair value hedge of fixed interest rate assets and liabilities. The Group’s risk exposure is predominately to GBP, USD, EUR, JPY and AUD LIBOR with the vast majority concentrated in derivatives within the Corporate and Investment Bank. Some additional exposure resides on floating rate loans and advances and debt securities held and issued within the Corporate and Investment Bank. Retail lending and mortgage exposure in Barclays UK is minimal. Approaches to transition will vary product by product, and counterparty by counterparty. Barclays expected derivative contracts facing central clearing counterparties to follow a market-wide, standardised approach to reform. Whereas bilateral derivative agreements, loan agreements and other cash securities to largely be negotiated bilaterally with the counterparty. There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months), and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are typically ‘backward-looking’ rates, as they are based upon overnight rates from actual transactions, and are therefore published at the end of the overnight borrowing period. Furthermore, IBORs include a credit spread over the RFR. Therefore, to transition existing contracts and agreements to RFR, adjustments for term and credit differences may need to be applied to RFR-linked rates to enable the two benchmarks to be economically equivalent upon transition. The methodologies for determining these adjustments are undergoing in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants. Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Group Finance Director and with cross-business line and functions-support governance. The Transition Programme follows a risk management approach, based upon recognised ‘change delivery’ control standards, to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups, with overall Board oversight delegated to the Board Risk Committee and the Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. The Group is actively engaging with the counterparties to include appropriate fallback provisions in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to exist. We expect that the hedging instruments will be modified by the amendments to the 2006 ISDA definitions that will include fallback provisions for when the existing IBORs are permanently discontinued. Additionally, the Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’, whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’) as the primary sterling interest rate benchmark in bond, loan and derivatives markets. Further, hedge accounting specific impacts of IBOR reform are expected as transition progresses, with impact on financial reporting becoming clearer following anticipated completion of Phase 2 of the IASB’s IBOR Reform project.